Average Annual Total Returns - IPS Strategic Capital Absolute Return Fund			12 Months Ended	60 Months Ended	117 Months Ended
		Jun. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	15.00%
Performance Inception Date	[1]	Apr. 15, 2016
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.08%	8.04%	6.68%
Performance Inception Date		Apr. 15, 2016
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.17%	4.62%
Performance Inception Date		Apr. 15, 2016
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.72%	5.36%	4.61%
Performance Inception Date		Apr. 15, 2016

[1]	The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.